UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             8/14/09
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        83
                                               -------------

Form 13F Information Table Value Total:        $457,828
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                    FORM 13F INFORMATION TABLE

               COLUMN 1            COLUMN 2     COLUMN3      COLUMN 4       COLUMN 5     COLUMN 6      COLUMN 7       COLUMN 8
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    VALUE(x$1000)  SHRS OR  SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                                        PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
3PAR INC                       COM              88580F109       4,960    400,000 SH        SOLE                    400,000
ALCOA INC                      COM              013817101         258     25,000 SH        SOLE                     25,000
ALPHA NATURAL RESOURCES INC    COM              02076X102         657     25,000 SH        SOLE                     25,000
ALTAIR NANOTECHNOLOGIES INC    COM              021373105         405    427,350 SH        SOLE                    427,350
AMERICAN PUBLIC EDUCATION IN   COM              02913V103       5,537    140,000 SH        SOLE                    140,000
AMERICAN AXLE & MFG HLDGS IN   COM              024061103         344    100,000 SH        SOLE                    100,000
AMERICAN COMMERCIAL LINES      COM NEW          025195207         774     50,000 SH        SOLE                     50,000
AON CORP                       COM              037389103         947     25,000 SH        SOLE                     25,000
APPLE INC                      COM              037833100       8,546     60,000 SH        SOLE                     60,000
ARRIS GROUP INC                COM              04269Q100       7,606    625,000 SH        SOLE                    625,000
BIOVAIL CORP                   COM              09067J109       8,406    625,000 SH        SOLE                    625,000
CALGON CARBON CORP             COM              129603106         695     50,000 SH        SOLE                     50,000
CHINA GREEN AGRICULTURE INC    COM              16943W105       5,418    706,849 SH        SOLE                    706,849
CLEAN ENERGY FUELS CORP        COM              184499101       4,395    510,500 SH        SOLE                    510,500
COMVERGE INC                   COM              205859101         605     50,000 SH        SOLE                     50,000
COVANTA HLDG CORP              COM              22282E102       6,996    412,500 SH        SOLE                    412,500
CVS CAREMARK CORPORATION       COM              126650100       6,374    200,000 SH        SOLE                    200,000
DELTA AIR LINES INC DEL        COM NEW          247361702       4,343    750,000 SH        SOLE                    750,000
DEUTSCHE BK AG LDN BRH         PS GOLD DL ETN   25154H749         493     25,000 SH        SOLE                     25,000
ECLIPSYS CORP                  COM              278856109       5,334    300,000 SH        SOLE                    300,000
ENVIRONMENTAL PWR CORP         COM NEW          29406L201         455    874,289 SH        SOLE                    874,289
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2       1,093  2,500,000 PRN       SOLE                  2,500,000
FAMILY DLR STORES INC          COM              307000109       4,245    150,000 SH   CALL SOLE
FIRST SOLAR INC                COM              336433107         811      5,000 SH        SOLE                      5,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109       7,053    875,000 SH        SOLE                    875,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       7,517    150,000 SH        SOLE                    150,000
FUEL SYS SOLUTIONS INC         COM              35952W103       5,552    275,000 SH        SOLE                    275,000
FUELCELL ENERGY INC            COM              35952H106       1,463    350,000 SH        SOLE                    350,000
GILEAD SCIENCES INC            COM              375558103       7,729    165,000 SH        SOLE                    165,000
GOLAR LNG LTD                  SHS              G9456A100         855    100,000 SH        SOLE                    100,000
GOODYEAR TIRE & RUBBER CO      COM              382550101       4,504    400,000 SH        SOLE                    400,000
GOOGLE INC                     CL A             38259P508       8,432     20,000 SH        SOLE                     20,000
GRAFTECH INTL LTD              COM              384313102         566     50,000 SH        SOLE                     50,000
HARBIN ELECTRIC INC            COM              41145W109       4,629    295,983 SH        SOLE                    295,983
HARMONIC INC                   COM              413160102         589    100,000 SH        SOLE                    100,000
HARRIS STRATEX NTWRKS INC      CL A             41457P106       2,268    350,000 SH        SOLE                    350,000
HEXCEL CORP NEW                COM              428291108         715     75,000 SH        SOLE                     75,000
HOLOGIC INC                    COM              436440101       4,275    300,000 SH        SOLE                    300,000
ITRON INC                      COM              465741106         826     15,000 SH        SOLE                     15,000
JOY GLOBAL INC                 COM              481165108       1,786     50,000 SH   PUT  SOLE                     50,000
LEXMARK INTL NEW               CL A             529771107       5,548    350,000 SH        SOLE                    350,000
LIFE TECHNOLOGIES CORP         COM              53217V109       5,215    125,000 SH        SOLE                    125,000
LINCOLN NATL CORP IND          COM              534187109       4,303    250,000 SH        SOLE                    250,000
MAXWELL TECHNOLOGIES INC       COM              577767106       7,192    520,000 SH        SOLE                    520,000
MELLANOX TECHNOLOGIES LTD      SHS              M51363113       3,609    300,000 SH        SOLE                    300,000
MEMC ELECTR MATLS INC          COM              552715104         891     50,000 SH        SOLE                     50,000
MIDCAP SPDR TR                 UNIT SER 1       595635103       5,260     50,000 SH   PUT  SOLE                     50,000
MONSANTO CO NEW                COM              61166W101         743     10,000 SH        SOLE                     10,000
MYLAN INC                      COM              628530107       8,189    627,500 SH        SOLE                    627,500
MYR GROUP INC DEL              COM              55405W104         859     42,500 SH        SOLE                     42,500
ORACLE CORP                    COM              68389X105       6,426    300,000 SH        SOLE                    300,000
OWENS CORNING NEW              COM              690742101         320     25,000 SH        SOLE                     25,000
PLAINS EXPL& PRODTN CO         COM              726505100      20,246    740,000 SH        SOLE                    740,000
PLAINS EXPL& PRODTN CO         COM              726505100       8,208    300,000 SH   CALL SOLE
PROSHARES TR                   PSHS REAL ESTAT  74347R552         492     25,000 SH        SOLE                     25,000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      31,978    628,000 SH        SOLE                    628,000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      10,184    200,000 SH   CALL SOLE
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      15,276    300,000 SH   CALL SOLE
REGENERON PHARMACEUTICALS      COM              75886F107       2,240    125,000 SH        SOLE                    125,000
RIVERBED TECHNOLOGY INC        COM              768573107       4,638    200,000 SH        SOLE                    200,000
ROCKWOOD HLDGS INC             COM              774415103       6,954    475,000 SH        SOLE                    475,000
RTI INTL METALS INC            COM              74973W107         884     50,000 SH        SOLE                     50,000
SALESFORCE COM INC             COM              79466L302       7,252    190,000 SH        SOLE                    190,000
SATCON TECHNOLOGY CORP         COM              803893106         315    175,000 SH        SOLE                    175,000
SCHERING PLOUGH CORP           COM              806605101      19,468    775,000 SH        SOLE                    775,000
SCHLUMBERGER LTD               COM              806857108      27,055    500,000 SH   CALL SOLE
SMART BALANCE INC              COM              83169Y108       8,513  1,250,000 SH        SOLE                  1,250,000
SOLUTIA INC                    COM NEW          834376501       4,320    750,000 SH        SOLE                    750,000
STATE STR CORP                 COM              857477103      11,800    250,000 SH        SOLE                    250,000
SYNTHESIS ENERGY SYS INC       COM              871628103         549    477,200 SH        SOLE                    477,200
TELVENT GIT SA                 SHS              E90215109       8,235    380,000 SH        SOLE                    380,000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209       7,401    150,000 SH        SOLE                    150,000
UNITED STATES NATL GAS FUND    UNIT             912318102         694     50,000 SH   CALL SOLE
UNITED STATES NATL GAS FUND    UNIT             912318102       8,322    600,000 SH   CALL SOLE
UNIVERSAL DISPLAY CORP         COM              91347P105         978    100,000 SH        SOLE                    100,000
VMWARE INC                     CL A COM         928563402       6,408    235,000 SH        SOLE                    235,000
WEATHERFORD INTERNATIONAL LT   REG              H27013103      15,159    775,000 SH        SOLE                    775,000
WESTPORT INNOVATIONS INC       COM NEW          960908309         809    100,000 SH        SOLE                    100,000
WONDER AUTO TECHNOLOGY INC     COM              978166106      13,169  1,300,000 SH        SOLE                  1,300,000
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103       5,149    380,000 SH        SOLE                    380,000
YUCHENG TECHNOLOGIES LTD       COM              G98777108       9,852  1,155,000 SH        SOLE                  1,155,000
ZBB ENERGY CORPORATION         COM              98876R204         438    364,795 SH        SOLE                    364,795
ZHONGPIN INC                   COM              98952K107      13,831  1,335,000 SH        SOLE                  1,335,000

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